Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Deposit receivable	$ 1,250,328	$ 1,383,388
Modified coinsurance payable	$ 1,250,328	$ 1,383,388
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better
Effects of Reinsurance [Line Items]
Reinsurance recoverable	99.00%	99.00%
Sales Revenue | Credit Concentration Risk | Non-affiliates | Rated A- or better | Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverable	65.00%	65.00%